SHORT-TERM AND LONG-TERM DEBTS - Summary of contractual obligations of long-term debt non-current (Details)	Dec. 31, 2023 CNY (¥)
SHORT-TERM AND LONG-TERM DEBTS
Payment due by period, less than 1 year	¥ 46,994
Payment due by period, 1 - 2 years	759,016
Total	¥ 806,010